Statements Of Changes In Trust Capital		12 Months Ended
		Dec. 31, 2017 USD ($) $ / item shares	Dec. 31, 2016 USD ($) $ / item shares	Dec. 31, 2015 USD ($) shares
Trust capital, Beginning		$ 223,164,728	$ 208,845,956	$ 240,589,206
Subscriptions		15,943,648	27,650,352	6,709,837
Redemptions		(33,810,970)	(34,815,738)	(44,390,927)
Additional units allocated	[1]
Net income after profit share to Managing Owner		6,240,132	20,932,576	5,709,484
Managing Owner's profit share		(308,026)	(551,582)	(228,356)
Transfer Of New Profit Memo Account To Managing Owner
Trust capital, Ending		211,845,564	223,164,728	208,845,956
Series 1 Unitholders [Member]
Trust capital, Beginning		$ 189,583,168	$ 180,146,458	$ 213,611,159
Trust capital, units, Beginning | shares		158,499.560	164,988.926	199,292.051
Subscriptions		$ 4,394,400	$ 22,162,866	$ 4,012,715
Subscriptions, units | shares		3,628.606	17,959.432	3,741.139
Redemptions		$ (27,950,225)	$ (29,744,512)	$ (41,449,373)
Redemptions, units | shares		(23,047.050)	(24,785.236)	(38,398.137)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]	399.666	336.438	353.873
Net income after profit share to Managing Owner		$ 3,900,500	$ 17,018,356	$ 3,971,957
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 169,927,843	$ 189,583,168	$ 180,146,458
Trust capital, units, Ending | shares		139,480.782	158,499.560	164,988.926
Net asset value per unit outstanding | $ / item		1,218.29	1,196.11
Series 2 Unitholders [Member]
Trust capital, Beginning		$ 10,350	$ 53,412	$ 50,872
Trust capital, units, Beginning | shares		6.799	39.121	39.121
Subscriptions			$ 10,000
Subscriptions, units | shares			6.799
Redemptions		$ (10,756)	$ (57,537)
Redemptions, units | shares		(6.799)	(39.121)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]
Net income after profit share to Managing Owner		$ 406	$ 4,475	$ 2,540
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending			$ 10,350	$ 53,412
Trust capital, units, Ending | shares			6.799	39.121
Net asset value per unit outstanding | $ / item			1,522.28
Series 3 Unitholders [Member]
Trust capital, Beginning		$ 23,999,362	$ 19,275,026	$ 18,216,525
Trust capital, units, Beginning | shares		15,531.699	13,929.871	13,848.201
Subscriptions		$ 10,699,874	$ 4,987,067	$ 2,126,191
Subscriptions, units | shares		6,736.037	3,290.144	1,580.234
Redemptions		$ (4,538,535)	$ (2,560,874)	$ (2,017,003)
Redemptions, units | shares		(2,837.640)	(1,688.316)	(1,498.564)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]
Net income after profit share to Managing Owner		$ 1,455,608	$ 2,298,143	$ 949,313
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 31,616,309	$ 23,999,362	$ 19,275,026
Trust capital, units, Ending | shares		19,430.096	15,531.699	13,929.871
Net asset value per unit outstanding | $ / item		1,627.18	1,545.19
Series 4 Unitholders [Member]
Trust capital, Beginning		$ 5,201,994	$ 4,002,335	$ 3,213,861
Trust capital, units, Beginning | shares		2,828.734	2,541.689	2,216.197
Subscriptions		$ 849,374	$ 490,419	$ 570,931
Subscriptions, units | shares		458.863	287.045	387.872
Redemptions		$ (2,643)		$ (95,868)
Redemptions, units | shares		(1.385)		(62.380)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]
Net income after profit share to Managing Owner		$ 510,072	$ 709,240	$ 313,411
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner
Transfer Of New Profit Memo Account To Managing Owner, units | shares
Trust capital, Ending		$ 6,558,797	$ 5,201,994	$ 4,002,335
Trust capital, units, Ending | shares		3,286.212	2,828.734	2,541.689
Net asset value per unit outstanding | $ / item		1,995.85	1,838.98
New Profit Memo Account [Member]
Trust capital, Beginning
Trust capital, units, Beginning | shares
Subscriptions
Subscriptions, units | shares
Redemptions
Redemptions, units | shares
Additional units allocated	[1]
Additional units allocated, units | shares	[1]	0.818	1.004	0.282
Net income after profit share to Managing Owner		$ 786	$ 1,233	$ 327
Managing Owner's profit share		$ (308,026)	$ (551,582)	$ (228,356)
Managing Owner's profit share, units | shares		253.478	462.177	209.161
Transfer Of New Profit Memo Account To Managing Owner		$ (308,812)	$ (552,815)	$ (228,683)
Transfer Of New Profit Memo Account To Managing Owner, units | shares		(254.296)	(463.181)	(209.443)
Trust capital, Ending
Trust capital, units, Ending | shares
Managing Owner [Member]
Trust capital, Beginning		$ 4,369,854	$ 5,368,725	$ 5,496,789
Trust capital, units, Beginning | shares		3,653.388	4,917.000	5,128.014
Subscriptions
Subscriptions, units | shares
Redemptions		$ (1,308,811)	$ (2,452,815)	$ (828,683)
Redemptions, units | shares		(1,075.119)	(2,051.664)	(758.959)
Additional units allocated	[1]
Additional units allocated, units | shares	[1]	239.458	324.871	338.502
Net income after profit share to Managing Owner		$ 372,760	$ 901,129	$ 471,936
Managing Owner's profit share
Managing Owner's profit share, units | shares
Transfer Of New Profit Memo Account To Managing Owner		$ 308,812	$ 552,815	$ 228,683
Transfer Of New Profit Memo Account To Managing Owner, units | shares		254.296	463.181	209.443
Trust capital, Ending		$ 3,742,615	$ 4,369,854	$ 5,368,725
Trust capital, units, Ending | shares		3,072.023	3,653.388	4,917.000

[1]	Additional units are issued to Series 1 Unitholders who are charged less than a 7.0% brokerage fee and the Managing Owner. See note